As filed with the U.S. Securities and Exchange Commission on May 31, 2017.

File Nos.
333-13601
811-07851

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	68 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	70 [X]

FRANKLIN FUND ALLOCATOR SERIES
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on June 9, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 66/68 to the Registrant's registration statement on Form N-1A (PEA 66/68) filed on April 27, 2017 (Accession No. 0001379491-17-002403) as it relates only to the prospectuses (Part A) and statements of additional information (SAI) (Part B) of the Franklin Conservative Allocation Fund, Franklin Founding Funds Allocation Fund, Franklin Growth Allocation Fund and Franklin Moderate Allocation Fund, each a series of Registrant (Funds).  The prospectuses and SAIs of the Funds, as filed in PEA 66/68, are incorporated into this Amendment by reference.  This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act.  This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

FAS P1 06/17

SUPPLEMENT DATED JUNE 9, 2017

TO THE PROSPECTUS DATED MAY 1, 2017

OF

EACH OF THE LISTED FUNDS

Franklin fund allocator SerieS

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

The prospectus is amended as follows:

I.          The Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund (each, a “Fund” and together, the “Funds”) will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, each Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.          The table listing the Fund’s classes on the cover of the prospectus is replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Franklin Conservative Allocation Fund	FTCIX	Pending	FTCCX	FTCRX	Pending	FTCZX
Franklin Moderate Allocation Fund	FMTIX	Pending	FTMTX	FTMRX	Pending	FMTZX
Franklin Growth Allocation Fund	FGTIX	Pending	FTGTX	FGTRX	Pending	FGTZX

III.         The following replaces the “Fund Summaries – Franklin Conservative Allocation Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 77 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 86 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	0.25%	0.99%	0.50%	None	None
Other expenses[1]	0.13%	0.13%	0.13%	0.13%	0.05%	0.13%
Acquired fund fees and expenses[2]	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Total annual Fund operating expenses[2]	1.24%	1.24%	1.98%	1.49%	0.91%	0.99%
Fee waiver and/or expense reimbursement[3]	None	None	None	None	-0.02%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	1.24%	1.24%	1.98%	1.49%	0.89%	0.99%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3.         The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.01% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$946	$1,217	$1,989
Class T	$373	$634	$914	$1,712
Class C	$301	$621	$1,068	$2,306
Class R	$152	$471	$813	$1,779
Class R6	$91	$288	$502	$1,118
Advisor Class	$101	$315	$547	$1,213
If you do not sell your shares:
Class C	$201	$621	$1,068	$2,306

IV.        The following is added to the “Fund Summaries – Franklin Conservative Allocation Fund – Performance – Average Annual Total Returns” table on page 10 of the prospectus:

	1 Year	5 Years	10 Years
Franklin Conservative Allocation Fund - Class T	1.81%	4.16%	3.91%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

V.         In the “Fund Summaries – Franklin Conservative Allocation Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 11 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VI.        The following replaces the “Fund Summaries – Franklin Moderate Allocation Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 12:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 77 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 86 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	0.25%	0.99%	0.50%	None	None
Other expenses[1]	0.13%	0.13%	0.13%	0.13%	0.03%	0.13%
Acquired fund fees and expenses[2]	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Total annual Fund operating expenses[2]	1.27%	1.27%	2.01%	1.52%	0.92%	1.02%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

2.         Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$697	$955	$1,232	$2,021
Class T	$376	$643	$930	$1,746
Class C	$304	$630	$1,083	$2,338
Class R	$155	$480	$829	$1,813
Class R6	$94	$293	$509	$1,131
Advisor Class	$104	$325	$563	$1,248
If you do not sell your shares:
Class C	$204	$630	$1,083	$2,338

VII.       The following is added to the “Fund Summaries – Franklin Moderate Allocation Fund – Performance – Average Annual Total Returns” table on page 20 of the prospectus:

	1 Year	5 Years	10 Years
Franklin Moderate Allocation Fund - Class T	2.32%	5.49%	4.47%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

VIII.       In the “Fund Summaries – Franklin Moderate Allocation Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 21 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

IX.        The following replaces the “Fund Summaries – Franklin Growth Allocation Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 22:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 77 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 86 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

 (fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	0.25%	0.99%	0.50%	None	None
Other expenses[1]	0.19%	0.19%	0.19%	0.19%	0.05%	0.19%
Acquired fund fees and expenses[2]	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Total annual Fund operating expenses[2]	1.36%	1.36%	2.10%	1.61%	0.97%	1.11%
Fee waiver and/or expense reimbursement[3]	-0.04%	-0.04%	-0.04%	-0.04%	-0.05%	-0.04%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	1.32%	1.32%	2.06%	1.57%	0.92%	1.07%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. The investment manager has contractually agreed to waive or assume certain fees and expenses so that total annual Fund operating expenses (excluding Rule 12b 1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.40% for the next 12-month period. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.01% for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$702	$977	$1,273	$2,113
Class T	$381	$666	$972	$1,841
Class C	$309	$654	$1,125	$2,428
Class R	$160	$504	$872	$1,908
Class R6	$94	$304	$531	$1,185
Advisor Class	$109	$349	$608	$1,348
If you do not sell your shares:
Class C	$209	$654	$1,125	$2,428

X.         The following is added to the “Fund Summaries – Franklin Growth Allocation Fund – Performance – Average Annual Total Returns” table on page 29 of the prospectus:

	1 Year	5 Years	10 Years
Franklin Growth Allocation Fund - Class T	2.71%	7.23%	4.65%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

XI.        In the “Fund Summaries – Franklin Growth Allocation Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 30 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XII.       The second paragraph under the “Fund Details – Management – Investment Management and Asset Allocation Agreement” section beginning on page 56 of the prospectus is replaced with the following:

For the fiscal year ended December 31, 2016, Advisers agreed to reduce its fees to reflect reduced services resulting from each Fund’s investment in a Franklin Templeton money fund as required by the Fund’s board of trustees. In addition, Advisers had agreed to waive or assume as its own certain expenses otherwise payable by the Fund so that expenses (i.e., a combination of asset allocation fees, and other expenses, but excluding the Rule 12b‑1 and acquired fund fees and expenses; and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund did not exceed 0.40% for the next 12-month period. Under this fee and expense waiver, common fees and expenses of the Fund (including asset allocation, administration and other fees) will be waived equally among all classes and, to the extent necessary, transfer agency fees will be waived equally among all classes, except with respect to Class R6, for which its class specific transfer agency fees may be waived in a different amount. In addition, the transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.01% for the next 12-month period. The asset allocation fees before and after such waivers for the fiscal year ended December 31, 2016, were for Growth Allocation Fund, 0.25% and 0.22%, respectively. The asset allocation fees for the fiscal year ended December 31, 2016 were 0.25% for Conservative Allocation Fund and 0.25% for Moderate Allocation Fund.

XIII.       The first table of the “Your Account – Choosing a Share Class” section on page 77 is replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 5.75% or less	Initial sales charge of 2.50% or less	No initial sales charge	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge is not applicable	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees (same as Class A)	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class T shares on June 12, 2017.

XIV.      The “Your Account – Choosing a Share Class – Class A, C & R” section heading on page 77 is replaced with “Choosing a Share Class - Class A, T, C & R.”

XV.       The following is added to the “Your Account - Choosing a Share Class” section beginning on page 77:

Sales Charges - Class T
when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $250,000	2.50	2.56
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1 million	1.50	1.52
$1 million or more	1.00	1.01

1.     The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Distribution and Service (12b-1) Fees

Class T has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class T shares and provide other services to shareholders. Because these fees are paid out of Class T’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

XVI.      The first sentence of the first paragraph of the “Your Account – Choosing a Share Class – Reinstatement Privilege” section on page 83 is replaced with the following:

If you sell any class of shares of a Franklin Templeton Investments fund (except Class T), you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class without an initial sales charge.

XVII.     The “Your Account – Buying Shares – Minimum Investments – Class A, C & R” section heading on page 87 is replaced with “Minimum Investments – Class A, T, C & R.”

XVIII.    The first heading and paragraph of the “Your Account – Exchanging Shares – Exchange Privilege” section on page 95 is replaced with the following:

Class A, T, C & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares from a money fund and those shares were not charged a sales charge previously, however, a sales charge may apply.  Further, any exchange between Franklin Templeton funds within Class T are subject to the Class T sales charges described under "Your Account — Choosing a Share Class — Class A, T, C & R — Sales Charges - Class T."

XIX.      The “Your Account – Account Policies – Calculating Share Price – Class A, C & R” section heading on page 100 is replaced with “Class A, T & C.”

XX.       The “Your Account – Account Policies – Dealer Compensation – Class A, C & R” section heading on page 107 is replaced with “Class A, T, C & R” and the table on page 108 is replaced with the following:

	Class A	Class T	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $50,000	5.00	2.50	--	--
$50,000 but under $100,000	3.75	2.50	--	--
$100,000 but under $250,000	2.80	2.50	--	--
$250,000 but under $500,000	2.00	2.00	--	--
$500,000 but under $1 million	1.60	1.50	--	--
$1 million or more	up to 1.00	1.00	--	--
12b-1 fee to dealer	0.25[2,3]	0.25	1.00[4]	0.50

Please keep this supplement with your prospectus for future reference.

6

FAS2 P2 06/17

SUPPLEMENT DATED JUNE 9, 2017

TO THE PROSPECTUS DATED MAY 1, 2017

OF

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

(a series of Franklin Fund Allocator Series)

The prospectus is amended as follows:

I.          The Franklin Founding Funds Allocation Fund will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer five classes of shares, Class A, Class T, Class C, Class R and Advisor Class shares.

II.          The Fund’s classes on the cover of the prospectus are replaced with the following:

	Class A	Class T	Class C	Class R	Advisor Class
Franklin Founding Funds Allocation Fund	FFALX	Pending	FFACX	FFARX	FFAAX

III.         The following replaces the “Fund Summaries – Franklin Founding Funds Allocation Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 43 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 74 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Advisor Class
Management fees	None	None	None	None	None
Distribution and service (12b-1) fees	0.25%	0.25%	1.00%	0.50%	None%
Other expenses[1]	0.17%	0.17%	0.17%	0.17%	0.17%
Acquired fund fees and expenses[2]	0.58%	0.58%	0.58%	0.58%	0.58%
Total annual Fund operating expenses[2]	1.00%	1.00%	1.75%	1.25%	0.75%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

1

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$671	$875	$1,096	$1,729
Class T	$349	$560	$789	$1,444
Class C	$278	$551	$949	$2,062
Class R	$127	$397	$686	$1,511
Advisor Class	$77	$240	$417	$930
If you do not sell your shares:
Class C	$178	$551	$949	$2,062

IV.        The following is added to the “Fund Summaries – Franklin Founding Funds Allocation Fund – Performance – Average Annual Total Returns” table on page 8 of the prospectus:

	1 Year	5 Years	10 Years
Franklin Founding Funds Allocation Fund - Class T	10.69%	9.07%	3.49%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

V.         In the “Fund Summaries – Franklin Founding Funds Allocation Fund” section, the paragraph under “Purchase and Sale of Fund Shares” beginning on page 8 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Advisor Class is only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account — Choosing a Share Class — Qualified Investors — Advisor Class” in the Fund’s prospectus. There is no minimum investment for subsequent purchases.

VI.        The first table of the “Your Account – Choosing a Share Class” section on page 43 is replaced with the following:

Class A	Class T	Class C	Class R	Advisor Class
Initial sales charge of 5.75% or less	Initial sales charge of 2.50% or less	No initial sales charge	No initial sales charge	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge is not applicable	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees (same as Class A)	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Franklin Founding Funds Allocation Fund began offering Class T shares on June 12, 2017.

VII.       The “Your Account – Choosing a Share Class – Class A, C & R” section heading on page 43 is replaced with “Choosing a Share Class – Class A, T, C & R.”

VIII.       The following is added to the “Your Account - Choosing a Share Class” section beginning on page 43:

Sales Charges - Class T
when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $250,000	2.50	2.56
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1 million	1.50	1.52
$1 million or more	1.00	1.01

2

1.     The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Distribution and Service (12b-1) Fees

Class T has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class T shares and provide other services to shareholders. Because these fees are paid out of Class T’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

IX.        The first sentence of the first paragraph of the “Your Account – Choosing a Share Class – Reinstatement Privilege” section on page 50 is replaced with the following:

If you sell any class of shares of a Franklin Templeton Investments fund (except Class T), you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class without an initial sales charge.

X.         The “Your Account – Buying Shares – Minimum Investments – Class A, C & R” section heading on page 53 is replaced with “Minimum Investments – Class A, T, C & R.”

XI.        The first heading and paragraph of the “Your Account – Exchanging Shares – Exchange Privilege” section on page 61 is replaced with the following:

Class A, T, C & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares from a money fund and those shares were not charged a sales charge previously, however, a sales charge may apply.  Further, any exchange between Franklin Templeton funds within Class T are subject to the Class T sales charges described under "Your Account — Choosing a Share Class — Class A, T, C & R — Sales Charges - Class T."

XII.       The “Your Account – Account Policies – Calculating Share Price – Class A, C & R” section heading on page 65 is replaced with “Class A, T & C.”

XIII.       The “Your Account – Account Policies – Dealer Compensation – Class A, C & R” section heading on page 72 is replaced with “Class A, T, C & R” and the table on page 72 is replaced with the following:

	Class A	Class T	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $50,000	5.00	2.50	--	--
$50,000 but under $100,000	3.75	2.50	--	--
$100,000 but under $250,000	2.80	2.50	--	--
$250,000 but under $500,000	2.00	2.00	--	--
$500,000 but under $1 million	1.60	1.50	--	--
$1 million or more	up to 1.00	1.00	--	--
12b-1 fee to dealer	0.25[2,3]	0.25	1.00[4]	0.50

Please keep this supplement with your prospectus for future reference.

3

FAS SA1 06/17

SUPPLEMENT DATED June 9, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2017

OF

EACH OF THE LISTED FUNDS

Franklin FUND ALLOCATOR series

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

The statement of additional information (SAI) is amended as follows:

I.          The Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund (each, a “Fund” and together, the “Funds”) will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, each Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.          The Fund’s classes on the cover of the SAI are replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Franklin Conservative Allocation Fund	FTCIX	Pending	FTCCX	FTCRX	Pending	FTCZX
Franklin Moderate Allocation Fund	FMTIX	Pending	FTMTX	FTMRX	Pending	FMTZX
Franklin Growth Allocation Fund	FGTIX	Pending	FTGTX	FGTRX	Pending	FGTZX

III.         The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 86:

Effective on June 12, 2017, each Fund also began offering Class T shares.  The full title of each Class T shares of the Fund is:

•         Franklin Conservative Allocation Fund - Class T

•         Franklin Moderate Allocation Fund - Class T

•         Franklin Growth Allocation Fund - Class T

IV.        The principal holders list for each Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 86 is replaced with the following:

As of May 10, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Conservative Allocation Fund
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	24.44
J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	A	10.75
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	8.57
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Blvd. Jersey City, NJ 07310-1995	A	8.55
Hartford Life Ins Co. FBO HLIC Separate Acct TK Series Attn: UIT Operations PO Box 2999 Hartford, CT 06104-2999	A	5.07
J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	13.30
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	9.60
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	8.91
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	C	6.06
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	C	6.02
Raymond James* Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1102	C	5.12
Hartford Life Insurance Co Separate Account Attn: UIT Operations PO Box 2999 Hartford, CT 06104-2999	R	71.75
State Street Bank and Trust as Trustee and/or Custodian FBO ADP Access Product 1 Lincoln Street Boston, MA 02111-2901	R	7.50
Mid Atlantic Trust Company FBO Premier B H Inc. 401 K Profit Sharing Plan Trust 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222	R	6.08
Mid Atlantic Trust Company FBO MATC Omnibus Div Reinvest LTCG – RE 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222	R6	80.49
DCGT* Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50392	R6	15.62
WFCS LLC* 2801 Market St St. Louis, MO 63103-2523	Advisor	16.22
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 4800 Deer Lake Dr E Jacksonville, FL 32246-6486	Advisor	15.60
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr., Fl 3 Jersey City NJ 07311-1114	Advisor	10.24
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	8.47
State Street Bank and Trust as Trustee and/or Custodian FBO ADP Access Product 105 Rosemont Rd Westwood, MA 02090-2318	Advisor	8.02
PIMS Prudential Retirement as Nominee for the TTEE Cust PL 801 Physicians Clinic of Iowa PC PO Box 37 Cedar Rapids, IA 52406-0037	Advisor	5.73
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl 499 Washington Blvd Jersey City, NJ 07310-1995	Advisor	5.52
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	5.33
Moderate Allocation Fund
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	26.73
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	A	8.49
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	8.40
J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	A	7.19
Pershing LLC8 1 Pershing Plaza Jersey City, NJ 07399-0001	C	8.74
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	7.21
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	C	6.70
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	C	6.32
J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	6.20
Raymond James* Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1102	C	5.97
Hartford Life Insurance Co Separate Account Attn: UIT Operations PO Box 2999 Hartford, CT 06104-2999	R	59.33
State Street Bank and Trust as Trustee and/or Custodian FBO ADP Access Product 1 Lincoln Street Boston, MA 02111-2901	R	12.19
Mid Atlantic Trust Company FBO MATC Omnibus Div Reinvest LTCG – RE 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222	R6	94.35
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr., Fl 3 Jersey City NJ 07311-1114	Advisor	13.82
State Street Bank and Trust as Trustee and/or Custodian FBO ADP Access Product 105 Rosemont Rd Westwood, MA 02090-2318	Advisor	10.12
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	Advisor	9.72
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	Advisor	8.22
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	6.19
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	5.95
RBC Capital Markets LLC* Attn: Mutual Fund Ops Manager 510 Marquette Avenue S Minneapolis, MN 55402-1110	Advisor	5.77
Growth Allocation Fund
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	23.24
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	8.04
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd Jersey City, NJ 07310-1995	A	8.04
Hartford Life Ins Co FBO HLIC Separate Acct TK Series Attn: UIT Operations PO Box 2999 Hartford, CT 06104-2999	A	6.71
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	7.65
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	6.77
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	C	6.50
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310-1995	C	5.42
Hartford Life Insurance Co Separate Account Attn: UIT Operations PO Box 2999 Hartford, CT 06104-2999	R	57.25
State Street Bank and Trust as Trustee and/or Custodian FBO ADP Access Product 1 Lincoln Street Boston, MA 02111-2901	R	11.53
Great-West Trust Company LLC* 8515 E Orchard Road c/o Mutual Fund Trading Greenwood Village, CO 80111	R6	16.76
Mid Atlantic Trust Company FBO MATC Omnibus Div Reinvest LTCG – RE 1251 Waterfront Place Suite 525 Pittsburgh, PA 15222	R6	71.32
PIMS Prudential Retirement as Nominee for the TTEE Cust PL 801 Physicians Clinic of Iowa PC PO Box 37 Cedar Rapids, IA 52406-0037	Advisor	13.10
Christopher J. Molumphy c/o Investor Services PO Box 33030 St. Petersburg, FL 33733-8030	Advisor	10.82
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	Advisor	10.69
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr Fl 3 Jersey City NJ 07311-1114	Advisor	10.45
State Street Bank and Trust as Trustee and/or Custodian FBO ADP Access Product 105 Rosemont Rd Westwood, MA 02090-2318	Advisor	7.25
Great-West Trust Company LLC* 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111	Advisor	5.60
WFCS LLC* 2801 Market St St. Louis, MO 63103-2523	Advisor	5.26

1

*       For the benefit of its customer(s).

V.         The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 88 is replaced with the following:

As of May 10, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VI.        The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 89 is replaced with the following:

The maximum initial sales charges are 5.75% and 2.50% for Class A and Class T shares, respectively. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

VII.       “The Underwriter – Distribution and service (12b-1) fees - Class A, C and R” section heading on page 95 is replaced with “Distribution and service (12b-1) fees - Class A, T, C and R.”

2

VIII.       Under the heading “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R,” the sub-heading “The Class A, C and R plans” on page 95 is replaced with “The Class A, T, C and R plans.”

IX.        The following is added to “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 95:

The Fund may pay up to 0.25% per year of Class T's average daily net assets.

X.         The third paragraph under “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 95 is replaced with the following:

The Class A and Class T plans are reimbursement plans. Each plan allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plans.

XI.        The first sentence of the second paragraph under the “Performance – Average annual total return before taxes” section on page 96 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XII.       The second sentence of the third paragraph under the “Performance – Average annual total return after taxes on distributions” section on page 97 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIII.       The second sentence of the fourth paragraph under the “Performance – Average annual total return after taxes on distributions and sale of fund shares” section on page 98 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIV.      The first sentence of the first paragraph under the “Performance – Other performance quotations” section on page 98 is replaced with the following:

The Fund also may quote the performance of Class A and Class T shares without a sales charge.

Please keep this supplement for future reference.

3

FAS2 SA2 06/17

SUPPLEMENT DATED June 9, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2017

OF

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

(a series of Franklin Fund Allocator Series)

The statement of additional information (SAI) is amended as follows:

I.          The Franklin Founding Funds Allocation Fund will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer five classes of shares, Class A, Class T, Class C, Class R and Advisor Class shares.

II.          The Fund’s classes on the cover of the SAI are replaced with the following:

	Class A	Class T	Class C	Class R	Advisor Class
Franklin Founding Funds Allocation Fund	FFALX	Pending	FFACX	FFARX	FFAAX

III.         The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 72:

Effective on June 12, 2017, the Fund also began offering Class T shares.  The full title of the Class T shares of the Fund is:

•         Franklin Founding Funds Allocation Fund - Class T

IV.        The principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 73 is replaced with the following:

As of May 10, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Founding Funds Allocation Fund
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	10.59
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	10.35
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	9.38
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	A	8.85
J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	A	5.78
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	12.18
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	8.71
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City NJ 07311-1114	C	7.03
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	C	6.55
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	C	6.28
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	6.10
MG Trust Company Cust FBO Crossfire LLC 401 K Plan 717 17th Street Suite 1300 Denver, CO 80202-3304	R	11.43
Matrix Trust Company Cust FBO Hoosier Uplands Economic Development 717 17th Street Suite 1300 Denver, CO 80202	R	5.93
Matrix Trust Company Cust FBO N C Sturgeon L P Nonqualified Def 717 17th Street Suite 1300 Denver, CO 80202	R	5.80
John Hancock Life Insurance Co USA RPS – Trading Ops ST-4 601 Congress Street Boston, MA 02210-2805	Advisor	25.14
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 9H6SB 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	Advisor	9.79
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	7.33
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Center Floor 3 Jersey City, NJ 07311	Advisor	7.08
Ascensus Trust Company Heritage Valley Health System 403 B 195980 PO Box 10758 Fargo, ND 58106	Advisor	6.08
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Advisor	5.74
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	5.59

1

*       For the benefit of its customer(s).

V.         The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 74 is replaced with the following:

As of May 10, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VI.        The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 75 is replaced with the following:

The maximum initial sales charges are 5.75% and 2.50% for Class A and Class T shares, respectively. There is no initial sales charge for Class C, Class R and Advisor Class.

VII.       “The Underwriter – Distribution and service (12b-1) fees - Class A, C and R” section heading on page 80 is replaced with “Distribution and service (12b-1) fees - Class A, T, C and R.”

VIII.       Under the heading “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R,” the sub-heading “The Class A, C and R plans” on page 80 is replaced with “The Class A, T, C and R plans.”

IX.        The following is added to “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 80:

The Fund may pay up to 0.25% per year of Class T's average daily net assets.

X.         The third paragraph under “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 80 is replaced with the following:

The Class A and Class T plans are reimbursement plans. Each plan allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plans.

XI.        The first sentence of the second paragraph under the “Performance – Average annual total return before taxes” section on page 81 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XII.       The second sentence of the third paragraph under the “Performance – Average annual total return after taxes on distributions” section on page 82 is replaced with the following:

2

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIII.       The second sentence of the fourth paragraph under the “Performance – Average annual total return after taxes on distributions and sale of fund shares” section on page 83 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIV.      The first sentence of the first paragraph under the “Performance – Other performance quotations” section on page 83 is replaced with the following:

The Fund also may quote the performance of Class A and Class T shares without a sales charge.

Please keep this supplement for future reference.

3

FRANKLIN FUND ALLOCATOR SERIES
FILE NOS. 811-07851 & 333-13601

PART C
OTHER INFORMATION

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Franklin Fund Allocator Series (formerly, Franklin Templeton Fund Allocator Series) dated May 21, 2007

Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 29, 2008

(b) By-Laws

(i)

Amended and Restated By-Laws of Franklin Fund Allocator Series (formerly, Franklin Templeton Fund Allocator Series) dated May 21, 2007

Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 29, 2008

(c) Instruments Defining Rights of Security Holders

(i)	Amended and Restated Agreement and Declaration of Trust
(a)	Article III, Shares
(b)	Article V, Shareholders’ Voting Powers and Meetings
(c)	Article VI, Net Asset Value, Distributions and Redemptions
(d)	Articles VIII
(e)	Miscellaneous – Section 1, 4, 5 and 6

(ii)	Amended and Restated By-Laws
(a)	Article II, Meetings of Shareholders
(b)	Article VII, Records and Reports – Section 1, 2, 3 and 5
(c)	Article IX, General Matters: - Sections 3 and 4
(d)	Articles X, Amendments – Section 1

(iii)	Part B: Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)

Amended and Restated Investment Advisory and Asset Allocation Agreement between Registrant on behalf Franklin Conservative Target Fund (formerly, Franklin Templeton Conservative Target Fund), Franklin Moderate Target Fund (formerly, Franklin Templeton Moderate Target Fund) and Franklin Growth Target Fund (formerly, Franklin Templeton Growth Target Fund) and Franklin Advisers, Inc. dated May 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(ii)

Amended and Restated Investment Management and Asset Allocation Agreement between Registrant on behalf of Franklin LifeSmart™ 2025 Retirement Target Fund (formerly, Franklin Templeton 2025 Retirement Target Fund), Franklin LifeSmart™ 2035 Retirement Target Fund (formerly, Franklin Templeton 2035 Retirement Target Fund) and Franklin LifeSmart™ 2045 Retirement Target Fund (formerly, Franklin Templeton 2045 Retirement Target Fund) and Franklin Advisers, Inc. dated May 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(iii)

Investment Management and Asset Allocation Agreement between Registrant on behalf of Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund and Franklin Advisers, Inc. dated June 3, 2013

Filing: Post-Effective Amendment No. 40 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(iv)

Investment Management and Asset Allocation Agreement between Registrant on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund and Franklin Advisers, Inc. dated May 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(v)

Investment Management Agreement between Registrant on behalf of Franklin Payout 2017 Fund, Franklin Payout 2018 Fund, Franklin Payout 2019 Fund, Franklin Payout 2020 Fund and Franklin Payout 2021 Fund and Franklin Advisers, Inc. dated June 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vi)

Investment Management Agreement between Registrant on behalf of Franklin Payout 2022 Fund and Franklin Payout 2023 Fund and Franklin Advisers, Inc. dated June 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vii)

Investment Management Agreement between Registrant on behalf of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund, Franklin NextStep Growth Fund and Franklin Advisers, Inc. dated February 5, 2016

Filing: Post-Effective Amendment No. 57 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 4, 2016

(viii)

Amended and Restated Investment Management Agreement between Registrant on behalf of Franklin LifeSmart™ Retirement Income Fund and Franklin Advisers, Inc. dated May 1, 2016

Filing: Post-Effective Amendment No. 60 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2016

(ix)

Subadvisory Agreement on behalf of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund, Franklin NextStep Growth Fund, between Franklin Advisers, Inc. and Franklin Templeton Investments Corp. dated February 5, 2016

Filing: Post-Effective Amendment No. 57 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 4, 2016

(x)

Subadvisory Agreement on behalf of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund, Franklin NextStep Growth Fund, between Franklin Advisers, Inc. and K2/D&S Management Co., L.L.C dated February 5, 2016

Filing: Post-Effective Amendment No. 57 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 4, 2016

(e) Underwriting Contracts

(i)

Distribution Agreement dated January 1, 2011 and amended Attachment A dated September 17, 2013 between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 40 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: February 15, 2011

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: December 27, 1996

(ii)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 21, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 21, 1998

(iv)

Amendment dated January 27, 2017 to Exhibit A of the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 66 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2017

(v)

Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: November 29, 2001

(vi)

Amendment dated January 27, 2017 to Schedule 1 of the Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 66 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2017

(vii)

Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New  York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: November 29, 2001

(viii)

Amendment dated January 27, 2017 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 66 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2017

(ix)

Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 47 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 13, 2015

(x)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: June 30, 1997

(xi)

Amendment dated January 27, 2017 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 66 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2017

(h) Other Material Contracts

(i)

Amended and Restated Fund Administration Agreement between Registrant on behalf of Franklin Founding Funds Allocation Fund (formerly, Franklin Templeton Founding Funds Allocation Fund) and Franklin Templeton Services, LLC dated February 28, 2012

Filing: Post-Effective Amendment No. 30 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 26, 2012

(ii)

Amended and Restated Fund Administration Agreement between Registrant on behalf of Franklin Corefolio Allocation Fund (formerly, Franklin Templeton Corefolio Allocation Fund) and Franklin Templeton Services, LLC dated February 28, 2012

Filing Post-Effective Amendment No. 30 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 26, 2012

(iii)

Subcontract for Fund Administrative Services on behalf of Franklin LifeSmart™ Retirement Income Fund (formerly, Franklin LifeSmart 2015 Retirement Target Fund), Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2045 Retirement Target Fund, Franklin LifeSmart 2050 Retirement Target Fund, Franklin Conservative Allocation Fund (formerly, Franklin Templeton Conservative Allocation Fund), Franklin Growth Allocation Fund (formerly, Franklin Templeton Growth Allocation Fund) and Franklin Moderate Allocation Fund (formerly, Franklin Templeton Moderate Allocation Fund) between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated May 1, 2013 and amended as of May 1, 2014

Filing: Post-Effective Amendment No. 48 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 27, 2015

(iv)

Amended and Restated Transfer Agent and Shareholder Services Agreement dated June 1, 2014 between Registrant and Franklin Templeton Investor Services, LLC

Filing: Post-Effective Amendment No. 45 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 26, 2014

(v)

Subcontract for Fund Administrative Services on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated May 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vi)

Subcontract for Fund Administrative Services on behalf of Franklin Payout 2017 Fund, Franklin Payout 2018 Fund, Franklin Payout 2019 Fund, Franklin Payout 2020 Fund, Franklin Payout 2021 Fund, Franklin Payout 2022 Fund and Franklin Payout 2023 Fund between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated June 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vii)

Subcontract for Fund Administrative Services on behalf of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund dated February 5, 2016

Filing: Post-Effective Amendment No. 57 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 4, 2016

(i) Legal Opinion

(i)	Opinion and Consent of Counsel dated September 15, 1998 Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: September 21, 1998

(ii)

Opinion and Consent of Counsel dated June 26, 2013 for Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund and Franklin LifeSmart™ 2050 Retirement Target Fund

Filing: Post-Effective Amendment No. 38 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: June 27, 2013

(iii)

Opinion and Consent of Counsel dated April 27, 2015 for Franklin LifeSmart™ 2055 Retirement Target Fund

Filing: Post-Effective Amendment No. 50 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2015

(iv)

Opinion and Consent of Counsel dated May 28, 2015 for Franklin Payout 2017 Fund, Franklin Payout 2018 Fund, Franklin Payout 2019 Fund, Franklin Payout 2020 Fund, Franklin Payout 2021 Fund, Franklin Payout 2022 Fund and Franklin Payout 2023 Fund

Filing: Post-Effective Amendment No. 52 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: May 28, 2015

(v)

Opinion and Consent of Counsel dated February 3, 2016 with respect to Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund

Filing: Post-Effective Amendment No. 59 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2016

(j) Other Opinions

Not Applicable

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

(i)

Subscription Agreement between Registrant on behalf of Franklin Conservative Target Fund (formerly, Franklin Templeton Conservative Target Fund), Franklin Moderate Target Fund (formerly, Franklin Templeton Moderate Target Fund) and Franklin Growth Target Fund (formerly, Franklin Templeton Growth Target Fund) and Franklin Resources, Inc. dated December 19, 1996

Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: December 27, 1996

(ii)

Subscription Agreement between Registrant on behalf of Franklin Corefolio Allocation Fund (formerly, Franklin Templeton Corefolio Allocation Fund), and Franklin Resources, Inc. dated August 15, 2003

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: May 19, 2004

(iii)

Subscription Agreement between Registrant on behalf of Franklin Founding Funds Allocation Fund (formerly, Franklin Templeton Founding Funds Allocation Fund) and Franklin Resources, Inc. dated August 15, 2003

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: May 19, 2004

(iv)

Subscription Agreement between Registrant on behalf of Franklin LifeSmart™ Retirement Income Fund (formerly, Franklin Templeton 2015 Retirement Target Fund) and Franklin Resources, Inc. dated July 31, 2006

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2009

(v)

Subscription Agreement between Registrant on behalf of Franklin LifeSmart™ 2025 Retirement Target Fund (formerly, Franklin Templeton 2025 Retirement Target Fund) and Franklin Resources, Inc. dated July 31, 2006

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2009

(vi)

Subscription Agreement between Registrant on behalf of Franklin LifeSmart™ 2035 Retirement Target Fund (formerly, Franklin Templeton 2035 Retirement Target Fund) and Franklin Resources, Inc. dated July 31, 2006

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2009

(vii)

Subscription Agreement between Registrant on behalf of Franklin LifeSmart™ 2045 Retirement Target Fund (formerly, Franklin Templeton 2045 Retirement Target Fund) and Franklin Resources, Inc. dated July 31, 2006

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2009

(m) Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Conservative Target Fund (formerly, Franklin Templeton Conservative Target Fund) and Franklin Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(ii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Moderate Target Fund (formerly, Franklin Templeton Moderate Target Fund) and Franklin Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Growth Target Fund (formerly, Franklin Templeton Growth Target Fund) and Franklin Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(iv)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Conservative Target Fund (formerly, Franklin Templeton Conservative Target Fund), Franklin Moderate Target Fund (formerly, Franklin Templeton Moderate Target Fund) and Franklin Growth Target Fund (formerly, Franklin Templeton Growth Target Fund) and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(v)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Conservative Target Fund (formerly, Franklin Templeton Conservative Target Fund), Franklin Moderate Target Fund (formerly, Franklin Templeton Moderate Target Fund) and Franklin Growth Target Fund (formerly, Franklin Templeton Growth Target Fund) and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 2, 2010

(vi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Corefolio Allocation Fund (formerly, Franklin Templeton Corefolio Allocation Fund) and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(vii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Founding Funds Allocation Fund (formerly, Franklin Templeton Founding Funds Allocation Fund) and Franklin/Templeton Distributors, Inc. dated May 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(viii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Corefolio Allocation Fund (formerly, Franklin Templeton Corefolio Allocation Fund) and Franklin Founding Funds Allocation Fund (formerly, Franklin Templeton Founding Funds Allocation Fund) and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(ix)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Corefolio Allocation Fund (formerly, Franklin Templeton Corefolio Allocation Fund) and Franklin Founding Funds Allocation Fund (formerly, Franklin Templeton Founding Funds Allocation Fund) and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 64 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 26, 2016

(x)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ Retirement Income Fund (formerly, Franklin Templeton 2015 Retirement Target Fund) and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(xi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ 2025 Retirement Target Fund (formerly, Franklin Templeton 2025 Retirement Target Fund) and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(xii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ 2035 Retirement Target Fund (formerly, Franklin Templeton 2035 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009)

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(xiii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ 2045 Retirement Target Fund (formerly, Franklin Templeton 2045 Retirement Target Fund) and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(xiv)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ Retirement Income Fund (formerly, Franklin Templeton 2015 Retirement Target Fund), Franklin LifeSmart™ 2025 Retirement Target Fund (formerly, Franklin Templeton 2025 Retirement Target Fund), Franklin LifeSmart™ 2035 Retirement Target Fund (formerly, Franklin Templeton 2035 Retirement Target Fund) and Franklin LifeSmart™ 2045 Retirement Target Fund (formerly, Franklin Templeton 2045 Retirement Target Fund) and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14

File No. 333-165905

Filing Date: August 13, 2010

(xv)

Amended and Restated Class R Distribution Plan pursuant to Rule12b-1 between Registrant on behalf of Franklin LifeSmart™ Retirement Income Fund (formerly, Franklin Templeton 2015 Retirement Target Fund), Franklin LifeSmart™ 2025 Retirement Target Fund (formerly, Franklin Templeton 2025 Retirement Target Fund), Franklin LifeSmart™ 2035 Retirement Target Fund (formerly, Franklin Templeton 2035 Retirement Target Fund) and Franklin LifeSmart™ 2045 Retirement Target Fund (formerly, Franklin Templeton 2045 Retirement Target Fund) and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14

File No. 333-165905

Filing Date: August 13, 2010

(xvi)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2020 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(xvii)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2030 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(xviii)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2040 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(xix)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2050 and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(xx)

Class C Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 64 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 26, 2016

(xxi)

Class R Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 64 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 26, 2016

(xxii)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated May 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(xxiii)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated May 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(xxiv)

Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated May 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(xxv)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund and Franklin/Templeton Distributors, Inc. dated February 5, 2016

Filing: Post-Effective Amendment No. 57 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 4, 2016

(xxvi)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund and Franklin/Templeton Distributors, Inc. dated February 5, 2016

Filing: Post-Effective Amendment No. 57 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 4, 2016

(xxvii)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Founding Funds Allocation Fund and Franklin/Templeton Distributors, Inc.

(xxviii)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Conservative Allocation Fund and Franklin/Templeton Distributors, Inc.

(xxix)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Moderate Allocation Fund and Franklin/Templeton Distributors, Inc.

(xxx)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Growth Allocation Fund and Franklin/Templeton Distributors, Inc.

(n) Rule 18f-3 Plan

(i)

Amended and Restated Multiple Class Plan for Franklin LifeSmart™ Retirement Income Fund (formerly, Franklin Templeton 2015 Retirement Target Fund), Franklin LifeSmart™ 2025 Retirement Target Fund (formerly, Franklin Templeton 2025 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund (formerly, Franklin Templeton 2035 Retirement Target Fund) and Franklin LifeSmart™ 2045 Retirement Target Fund (formerly, Franklin Templeton 2045 Retirement Target Fund) dated December 6, 2012

Filing: Post-Effective Amendment No. 35 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 16, 2013

(ii)

Multiple Class Plan for Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund dated June 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(iii)

Multiple Class Plan for Franklin LifeSmart™ 2055 Retirement Target Fund dated December 4, 2014

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(iv)

Multiple Class Plan for Franklin Payout 2017 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(v)

Multiple Class Plan for Franklin Payout 2018 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vi)

Multiple Class Plan for Franklin Payout 2019 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vii)

Multiple Class Plan for Franklin Payout 2020 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(viii)

Multiple Class Plan for Franklin Payout 2021 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(ix)

Multiple Class Plan for Franklin Payout 2022 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(x)

Multiple Class Plan for Franklin Payout 2023 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(xi)

Amended and Restated Multiple Class Plan for Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund dated April 12, 2016

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: May 25, 2016

(xii)	Form of Amended Multiple Class Plan for Franklin Conservative Allocation Fund

(xiii)	Form of Amended Multiple Class Plan for Franklin Moderate Allocation Fund

(xiv)	Form of Amended Multiple Class Plan for Franklin Growth Allocation Fund

(xv)	Form of Amended Multiple Class Plan for Franklin Founding Funds Allocation Fund

(p) Code of Ethics

(i)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: April 28, 2014

(q) Power of Attorney

(i)	Power of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: September 27, 2013

(ii)	Power of Attorney dated October 1, 2014 – Mary C. Choksi Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: February 13, 2015

Item 29.    Persons Controlled by or Under Common Control with Registrant

None

Item 30.    Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of the Investment Adviser

(a) Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b)   Franklin Templeton Investments Corp. (FTIC)

FTIC serves as sub-adviser to Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund. The officers and/or directors/trustees also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FTIC (SEC File 801-58185), incorporated herein by reference, which sets forth the officers and directors of FTIC and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(c)   K2/D&S Management Co., L.L.C. (K2 Advisors)

K2 Advisors serves as sub-adviser to Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund. For additional information please see Part B and Schedules A and D of Form ADV of K2 Advisors (SEC File 801-61852) incorporated herein by reference, which set forth the officers and directors of K2 Advisors and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

(a)   Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b)   The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c)   Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of May, 2017.

FRANKLIN FUND ALLOCATOR SERIES

(Registrant)

By:   /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON*	Chief Executive Officer-Investment Management
Edward B. Jamieson	Dated: May 26, 2017

LAURA F. FERGERSON*	Chief Executive Officer-Finance and Administration
Laura F. Fergerson	Dated: May 26, 2017

GASTON GARDEY*	Chief Financial Officer and Chief Accounting Officer
Gaston Gardey	Dated: May 26, 2017

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: May 26, 2017

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: May 26, 2017

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: May 26, 2017

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: May 26, 2017

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: May 26, 2017

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: May 26, 2017

LARRY D. THOMPSON*

Trustee
Larry D. Thompson	Dated: May 26, 2017

JOHN B. WILSON*	Trustee
John B. Wilson	Dated: May 26, 2017

*By:  /s/Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN FUND ALLOCATOR SERIES

REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99(m)(xxvii)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Founding Funds Allocation Fund and Franklin/Templeton Distributors, Inc.

EX-99(m)(xxviii)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Conservative Allocation Fund and Franklin/Templeton Distributors, Inc.

EX-99(m)(xxix)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Moderate Allocation Fund and Franklin/Templeton Distributors, Inc.

EX-99(m)(xxx)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Growth Allocation Fund and Franklin/Templeton Distributors, Inc.

EX-99(n)(xii)	Form of Amended Multiple Class Plan for Franklin Conservative Allocation Fund

EX-99(n)(xiii)	Form of Amended Multiple Class Plan for Franklin Moderate Allocation Fund

EX-99(n)(xiv)	Form of Amended Multiple Class Plan for Franklin Growth Allocation Fund

EX-99(n)(xv)	Form of Amended Multiple Class Plan for Franklin Founding Funds Allocation Fund